TAXES (Details 3) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income before income tax expenses	$ 8,721,068	$ 4,015,418
Computed income tax expenses with statutory tax rate	2,180,267	1,003,855
Differential income tax rates applicable to certain entities	(1,080,231)	(585,468)
Additional deduction for research and development expenses	(509,024)	540,141
Tax-exempted income	(1,011,906)	(1,015,909)
Tax effect of non-deductible items	45,625	3,091
Effect of temporary differences	90,895
Changes in valuation allowance	414,681	(235,240)
Others		210,787
Income tax expenses (benefit)	$ 130,307	$ (78,743)